Deferred Revenue - Schedule of Contract Assumptions (Details) - Marmato - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Financing rate	12.50%	12.50%
Bottom of Range | Gold
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	$ 2,148	$ 1,724
Bottom of Range | Silver
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	27.29	22.71
Top of Range | Gold
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	2,576	1,939
Top of Range | Silver
Platform Operator, Crypto Asset [Line Items]
Long-term mineral price	$ 31.41	$ 24.33